SHARE-BASED COMPENSATION - Fair value of options granted and compensation expenses (Details) $ in Thousands, $ in Thousands	6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2022 HKD ($)	Sep. 30, 2022 HKD ($)	Sep. 30, 2021	Dec. 31, 2021 HKD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
2014 Share Incentive Plan
Fair value of options granted estimation:
Unrecognized compensation expenses	$ 173,796			$ 201,948			$ 25,897
Share Options
Fair value of options granted estimation:
Expected term (in years)			5 years
Expected dividend yield (as a percent)			0.00%
Expected volatility (as a percent)			40.00%
Expected forfeiture rate (post-vesting) (as a percent)			15.00%
Unrecognized compensation expenses		$ 160,054		$ 201,948	$ 20,389	$ 22,146	$ 25,897
Weighted-average period expected to be recognized for unrecognized compensation expense (in years)	3 years 6 months 10 days	3 years 3 months 21 days		3 years 11 months 15 days
Share Options | Minimum
Fair value of options granted estimation:
Risk-free interest rate (as a percent)			0.09%
Share Options | Maximum
Fair value of options granted estimation:
Risk-free interest rate (as a percent)			0.89%